EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the forms of prospectus and statement of additional information dated June 30, 2006 with respect to Eaton Vance Structured Emerging Markets Fund, do not differ materially from those contained in Post-Effective Amendment No. 117 (“Amendment No. 117”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 117 was filed electronically with the Commission (Accession No. 0000940394-06-000619) on June 28, 2006.

EATON VANCE MUTUAL FUNDS TRUST

By:	/s/ Alan R. Dynner
Alan R. Dynner, Esq.
Secretary

Dated: July 5, 2006